Fair Value Measurements - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assets, Level 1 to Level 2 transfers	$ 0	$ 0	$ 0	$ 0
Fair value assets, Level 2 to Level 1 transfers	0	0	0	0
Fair value liabilities, Level 1 to Level 2 transfers	0	0	0	0
Fair value liabilities, Level 2 to Level 1 transfers	0	0	0	0
Fair value assets, transfers into Level 3	0	0	0	0
Fair value assets, transfers out of Level 3	0	0	0	0
Fair value liabilities, transfers into Level 3	0	0	0	0
Fair value liabilities, transfers out of Level 3	$ 0	$ 0	$ 0	$ 0
Pharma Essentia | Taiwan OTC Exchange (TWO) | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of shares owned by company	68,000